Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 207,545	$ 107,819
Cost of revenues	1,730,262	1,148,426
Gross loss	(1,522,717)	(1,040,607)
Operating expenses:
General and administrative	4,618,499	3,786,124
Operations	2,564,930	2,035,063
Research and development	9,947,258	13,565,765
Sales and marketing	605,205	525,494
Impairment of long-lived assets	1,468,995
Total operating expenses	19,204,887	19,912,446
Loss from operations	(20,727,604)	(20,953,053)
Other income (expense), net:
Interest expense, net	(2,264,426)	(636,330)
Change in fair value of derivative liability	(149,000)
Change in fair value of simple agreements for future equity	(1,672,706)	(265,744)
Total other income (expense), net	(4,086,132)	(902,074)
Provision for income taxes
Net loss	$ (24,813,736)	$ (21,855,127)
Weighted average common shares outstanding - basic (in Shares)	14,204,078	6,896,769
Net loss per common share - basic (in Dollars per share)	$ (1.75)	$ (3.17)